Form N-1A Supplement	Jul. 18, 2025
Pacer Data and Digital Revolution ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Pacer Data and Digital Revolution ETF (TRFK)
(the “Fund”)

July 18, 2025

Supplement dated July 18, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated August 31, 2024

Effective August 1, 2025, the management fee for the Fund has been reduced to an annual rate of 0.49% of the Fund’s average daily net assets. All references to the Fund’s management fee in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised to reflect the reduced amount.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:
Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.